Secured Borrowings (Schedule Of Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Oct. 03, 2014	Dec. 31, 2013
Outstanding principal balance:
Notes issued	$ 3,100,000	$ 75,000
Unamortized discount	(10,548)		(8,433)
Secured borrowings, net	2,335,328		2,254,705
Class G One Notes Payable [Member]
Outstanding principal balance:
Notes issued	546,465		592,903
Unamortized discount	(14,430)		(17,577)
Secured borrowings, net	$ 532,035		$ 575,326